Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of Other Assets, Noncurrent
Other non-current assets as of December 31, 2022 and 2021 were as follows:

	2022	2021
Pension assets (See Note 21)	$8,639	$7,916
Uncertain tax positions (See Note 10)	5,803	6,931
Debt issuance costs (See Note 20)	4,305	4,267
Indemnification assets	3,909	6,630
Supplemental retirement income program (See Notes 21 and 24)	2,114	2,269
Other	2,969	2,946
Total other non -current assets	$27,739	$30,959